Equity - Schedule of Accumulated Other Comprehensive Loss (AOCL), Net of Income Taxes (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Unrealized losses on cash flow hedges		$ 8,291	$ 10,026
Other		122	125
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ 1,886	$ 8,413	$ 10,151